Equipment loan receivable	12 Months Ended
Dec. 31, 2013
Equipment loan receivable
7.	Equipment loan receivable

On December 20, 2013, Echo entered into an agreement with an unrelated third party for the purchase of two portfolios of leases for a combined total purchase price of $17,800,000. One of the portfolios consists of approximately $6,600,000 of equipment loans receivable. The loans accrue interest at rates ranging from 10%. The notes mature on various dates through October 2017. For the year ended December 31, 2013, the loans receivable earned $19,682 of interest income.

The composition of the equipment loans receivable in the Echo transaction as of December 31, 2013 is as follows:

Description	Maturity Date	Balance
Furniture and fixtures	06/30/16	$36,860
Fitness	06/30/14	34,209
Computers	06/30/14	104,008
Forklifts and fuels cells	03/31/14 – 10/31/17	5,510,245
Industrial	09/30/14	57,060
Machine tools	09/01/14	42,221
Medical	03/31/16	746,163
		$6,530,766

The future maturities of the Partnership’s loans receivable at December 31, 2013 are as follows:

Years ending December 31,
2014	$1,731,048
2015	1,511,118
2016	1,422,178
2017	1,060,421
2018	736,459
2019	69,542
$6,530,766

SQN AIF IV, GP LLC [Member]
Equipment loan receivable
7.	Equipment Loan Receivable

On December 20, 2013, Echo entered into an agreement with an unrelated third party for the purchase of two portfolios of leases for a combined total purchase price of $17,800,000. One of the portfolios consists of approximately $6,600,000 of equipment loans receivable. The loans accrue interest at rate of 10%. The notes mature on various dates through October 2017. For the year ended December 31, 2013, the loans receivable earned $19,682 of interest income.

The composition of the equipment loans receivable in the Echo transaction as of December 31, 2013 is as follows:

Description	Maturity Date	Balance
Furniture and fixtures	06/30/16	$36,860
Fitness	06/30/14	34,209
Computers	06/30/14	104,008
Forklifts and fuels cells	03/31/14 – 10/31/17	5,510,245
Industrial	09/30/14	57,060
Machine tools	09/01/14	42,221
Medical	03/31/16	746,163
		$6,530,766

The future maturities of the Fund’s loans receivable at December 31, 2013 are as follows:

Years ending December 31,
2014	$1,731,048
2015	1,511,118
2016	1,422,178
2017	1,060,421
2018	736,459
2019	69,542
$6,530,766